Net (Loss) Income Per Share (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net income (loss) attributable to Highway Holdings
Limited’s shareholders, basic and diluted (in Dollars)	$ (959)	$ (294)	$ 443
Shares:
Weighted average common shares used in computing basic net income (loss) per share	4,373,236	4,070,524	4,033,346
Dilutive stock option			154,385
Weighted average common shares used in computing diluted net income (loss) per share	4,373,236	4,070,524	4,187,731
Net income (loss) per share, basic (in Dollars per share)	$ (0.22)	$ (0.07)	$ 0.11
Net income (loss) per share, diluted (in Dollars per share)	$ (0.22)	$ (0.07)	$ 0.11